Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Measured at Fair Value on Recurring Basis - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Total assets recorded at fair value	$ 17
Liabilities
Total liabilities recorded at fair value	758
Interest Rate Swaps
Assets
Total assets recorded at fair value	17
Liabilities
Total liabilities recorded at fair value	9
Contingent Consideration Liability
Liabilities
Total liabilities recorded at fair value	33
Seller Earnouts Liability
Liabilities
Total liabilities recorded at fair value	135
Tax Receivable Agreement Liability
Liabilities
Total liabilities recorded at fair value	581
Level 2
Assets
Total assets recorded at fair value	17
Liabilities
Total liabilities recorded at fair value	9
Level 2 | Interest Rate Swaps
Assets
Total assets recorded at fair value	17
Liabilities
Total liabilities recorded at fair value	9
Level 3
Liabilities
Total liabilities recorded at fair value	749
Level 3 | Contingent Consideration Liability
Liabilities
Total liabilities recorded at fair value	33
Level 3 | Seller Earnouts Liability
Liabilities
Total liabilities recorded at fair value	135
Level 3 | Tax Receivable Agreement Liability
Liabilities
Total liabilities recorded at fair value	$ 581
Alight Holdings
Liabilities
Total liabilities recorded at fair value		$ 73
Alight Holdings | Interest Rate Swaps
Liabilities
Total liabilities recorded at fair value		47
Alight Holdings | Contingent Consideration Liability
Liabilities
Total liabilities recorded at fair value		26
Alight Holdings | Level 2
Liabilities
Total liabilities recorded at fair value		47
Alight Holdings | Level 2 | Interest Rate Swaps
Liabilities
Total liabilities recorded at fair value		47
Alight Holdings | Level 3
Liabilities
Total liabilities recorded at fair value		26
Alight Holdings | Level 3 | Contingent Consideration Liability
Liabilities
Total liabilities recorded at fair value		$ 26